UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08014
Investment Company Act File Number
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	200,000	$13,308,000
General Dynamics Corp.	190,000	11,933,900
United Technologies Corp.	250,000	17,807,500

		$43,049,400

Beverages — 2.9%
Diageo PLC	1,000,000	$17,210,532
PepsiCo, Inc.	300,000	19,932,000

		$37,142,532

Capital Markets — 1.1%
Goldman Sachs Group, Inc.	100,000	$14,458,000

		$14,458,000

Chemicals — 0.7%
Praxair, Inc.	105,000	$9,477,300

		$9,477,300

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	425,000	$22,061,750
Wells Fargo & Co.	1,241,672	31,203,217

		$53,264,967

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	450,000	$9,855,000
Telefonaktiebolaget LM Ericsson, Class B	500,000	5,483,467

		$15,338,467

Computers & Peripherals — 7.9%
Apple, Inc.(1)	148,000	$41,995,000
Hewlett-Packard Co.	600,000	25,242,000
International Business Machines Corp.	260,000	34,876,400

		$102,113,400

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	300,000	$11,421,000

		$11,421,000

Diversified Telecommunication Services — 4.4%
AT&T, Inc.	249,356	$7,131,582
CenturyLink, Inc.(2)	200,000	7,892,000
France Telecom SA	750,000	16,221,276
Koninklijke KPN NV	1,205,000	18,669,961
Verizon Communications, Inc.	225,000	7,332,750

		$57,247,569

Electric Utilities — 1.1%
American Electric Power Co., Inc.	405,000	$14,673,150

		$14,673,150

Electrical Equipment — 1.0%
ABB, Ltd.(1)	600,000	$12,668,981

		$12,668,981

Energy Equipment & Services — 4.6%
Halliburton Co.	200,000	$6,614,000
Schlumberger, Ltd.	325,000	20,023,250

Security	Shares	Value
Seadrill, Ltd.(2)	850,000	$24,700,326
Technip SA	100,000	8,058,010

		$59,395,586

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	450,000	$24,084,000

		$24,084,000

Food Products — 1.6%
Nestle SA	400,000	$21,322,957

		$21,322,957

Health Care Equipment & Supplies — 1.0%
Covidien PLC	325,000	$13,061,750

		$13,061,750

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	450,000	$17,194,500
McDonald’s Corp.	400,000	29,804,000

		$46,998,500

Household Products — 2.3%
Clorox Co. (The)	150,000	$10,014,000
Kimberly-Clark Corp.	295,000	19,189,750

		$29,203,750

Industrial Conglomerates — 3.0%
Siemens AG	150,000	$15,823,179
Tyco International, Ltd.	610,094	22,408,753

		$38,231,932

Insurance — 7.5%
Aflac, Inc.	350,000	$18,098,500
Aviva PLC	2,005,000	12,568,301
Lincoln National Corp.	650,600	15,562,352
MetLife, Inc.	500,169	19,231,498
Prudential Financial, Inc.	576,304	31,224,151

		$96,684,802

IT Services — 1.7%
Accenture PLC, Class A	100,000	$4,249,000
MasterCard, Inc., Class A	80,000	17,920,000

		$22,169,000

Machinery — 3.7%
Caterpillar, Inc.	225,000	$17,703,000
PACCAR, Inc.(2)	335,000	16,130,250
Parker Hannifin Corp.	200,000	14,012,000

		$47,845,250

Media — 1.5%
Eutelsat Communications	212,167	$8,105,941
Time Warner Cable, Inc.	200,000	10,798,000

		$18,903,941

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR(2)	250,000	$19,080,000
Southern Copper Corp.	500,000	17,560,000

		$36,640,000

Security	Shares	Value
Multi-Utilities — 3.9%
CMS Energy Corp.(2)	1,700,000	$30,634,000
National Grid PLC	490,000	4,156,300
PG&E Corp.	350,000	15,897,000

		$50,687,300

Oil, Gas & Consumable Fuels — 8.4%
Apache Corp.	250,000	$24,440,000
Chevron Corp.	240,000	19,452,000
ENI SpA	600,000	12,964,414
Occidental Petroleum Corp.	269,000	21,062,700
Royal Dutch Shell PLC, Class A	1,000,000	30,134,761

		$108,053,875

Pharmaceuticals — 9.8%
Abbott Laboratories	300,000	$15,672,000
AstraZeneca PLC	225,000	11,421,099
Bristol-Myers Squibb Co.	1,000,000	27,110,000
Merck & Co., Inc.	500,000	18,405,000
Novartis AG ADR(2)	240,000	13,840,800
Pfizer, Inc.	1,000,000	17,170,000
Takeda Pharmaceutical Co., Ltd.(2)	200,000	9,194,555
Teva Pharmaceutical Industries, Ltd. ADR	250,000	13,187,500

		$126,000,954

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.(2)	850,000	$14,960,000

		$14,960,000

Road & Rail — 1.3%
Union Pacific Corp.	210,000	$17,178,000

		$17,178,000

Software — 4.2%
Activision Blizzard, Inc.	1,500,000	$16,230,000
Microsoft Corp.	970,000	23,755,300
Oracle Corp.	550,000	14,767,500

		$54,752,800

Specialty Retail — 1.8%
Buckle, Inc. (The)(2)	350,000	$9,289,000
TJX Companies, Inc. (The)	325,000	14,504,750

		$23,793,750

Tobacco — 1.2%
British American Tobacco PLC	400,000	$14,938,292

		$14,938,292

Wireless Telecommunication Services — 3.3%
American Tower Corp., Class A(1)	140,000	$7,176,400
Millicom International Cellular SA	150,000	14,392,500
Vodafone Group PLC ADR	840,000	20,840,400

		$42,409,300

Total Common Stocks (identified cost $1,107,050,865)		$1,278,170,505

Short-Term Investments — 7.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$100,665	$100,664,833

Total Short-Term Investments (identified cost $100,664,833)		$100,664,833

Total Investments — 106.7% (identified cost $1,207,715,698)		$1,378,835,338

Other Assets, Less Liabilities — (6.7)%		$(86,622,497)

Net Assets — 100.0%		$1,292,212,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2010.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, affiliated investment companies, for the fiscal year to date ended September 30, 2010 were $243,947, $13,049 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2010, the Portfolio loaned securities having a market value of $96,927,473 and received $100,664,833 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.7%	$1,030,279,153
United Kingdom	7.0	90,429,285
Switzerland	2.6	33,991,938
France	2.5	32,385,227
Bermuda	1.9	24,700,326
Netherlands	1.5	18,669,961
Germany	1.3	15,823,179
Italy	1.0	12,964,414
Japan	0.7	9,194,555
Sweden	0.4	5,483,467
Ireland	0.3	4,249,000

Long-Term Investments	98.9%	$1,278,170,505
Short-Term Investments		$100,664,833

Total Investments		$1,378,835,338

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,208,566,392

Gross unrealized appreciation	$179,394,931
Gross unrealized depreciation	(9,125,985)

Net unrealized appreciation	$170,268,946

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$81,590,250	$8,105,941		$—	$89,696,191
Consumer Staples	73,219,750	53,471,781		—	126,691,531
Energy	91,591,950	75,857,511		—	167,449,461
Financials	178,220,468	12,568,301		—	190,788,769
Health Care	118,447,050	20,615,654		—	139,062,704
Industrials	130,481,403	28,492,160		—	158,973,563
Information Technology	188,890,200	5,483,467		—	194,373,667
Materials	46,117,300	—		—	46,117,300
Telecommunication Services	64,765,632	34,891,237		—	99,656,869
Utilities	61,204,150	4,156,300		—	65,360,450

Total Common Stocks	$1,034,528,153	$243,642,352	*	$—	$1,278,170,505

Short-Term Investments	$—	$100,664,833		$—	$100,664,833

Total Investments	$1,034,528,153	$344,307,185		$—	$1,378,835,338

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010